Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment
Schedule of property, plant and equipment

	Furniture and
	office	Leasehold	Laboratory	Assets under
(in EUR 000)	equipment	improvements	equipment	construction	Total
Cost
Opening Gross value January 1, 2021	661	550	164	−	1,375
Additions	143	25	667	634	1,469
Transfers	−	(57)	−	57	−
Exchange differences	54	37	27	−	118
Cost at December 31, 2021	858	555	858	691	2,962
Additions	255	184	420	27	886
Exchange differences	(33)	(35)	(28)	−	(96)
Cost at December 31, 2022	1,080	704	1,250	718	3,752
Depreciation
Opening accumulated depreciation January 1, 2021	(430)	(170)	(61)	−	(661)
Depreciation charge	(95)	(41)	(77)	−	(213)
Exchange differences	(38)	(18)	(12)	−	(68)
Depreciation at December 31, 2021	(563)	(229)	(150)	−	(942)
Depreciation charge	(137)	(85)	(170)	−	(392)
Exchange differences	23	12	7	−	42
Depreciation at December 31, 2022	(677)	(302)	(313)	−	(1,292)
Net book value at December 31, 2021	295	326	708	691	2,020
Net book value at December 31, 2022	403	402	937	718	2,460